Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 92	$ 101
Intangible assets, net	4	7
Right of use assets carrying amount	244	484
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	92	101
Intangible assets, net	4	7
Right of use assets carrying amount	168	466
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Right of use assets carrying amount	$ 76	$ 18